Borrowings	12 Months Ended
Sep. 30, 2021
Borrowings
Borrowings

15.    Borrowings

	2021	2020	2019
	$	$	$
Current liabilities
Bridging finance	—	1,033,632	—
Convertible loan notes B	—	4,426,340	—
	—	5,459,972	—
Non-current Liabilities
Convertible loan notes B	—	—	3,297,468

	2021	2020	2019
	$	$	$
Fair value
Bridging finance	—	1,033,632	—
Convertible loan notes A (treated as equity)	—	1,411,034	1,411,034
Convertible loan notes B	—	4,426,340	3,297,468
	—	6,871,006	4,708,502

15.    Borrowings (continued)

Bridging Finance

The Group received a £800,000 ($1,033,632) loan from Evolution Equity Capital Limited in the year ended 30 September 2020. The loan attracted interest at 0% and was fully repaid within 2021.

Convertible loan notes A (“CLNA”)

The Group issued £1,000,000 ($1,411,034) CLNAs on 22 March 2018. The CLNAs have a 0% interest rate and are not redeemable unless otherwise agreed in writing by the Group and Lender. As the CLNA attract no interest and are not redeemable without the written agreement of the Group, the Group has no obligation to deliver cash or another financial asset to the loan holder. Therefore, the CLNAs have been treated as equity in accordance with IAS 32. CLNAs converted to ordinary shares within Arqit Quantum Inc. on 3 September 2021.

Convertible loan notes B (“CLNB”)

The Group issued £3,000,000 ($3,876,120) CLNBs on 21 June 2019 and issued a further £500,000 ($646,020) in the year ended 30 September 2020. The CLNBs have a 0% interest rate and are redeemable at the principal amount plus an amount equal to 20% of such principal amount at any time on or after the maturity date. The CLNBs are convertible at any time after the maturity date or upon an exit event for a variable number of ordinary shares. As the CLNB are redeemable at the want of the note holders and convert into a variable number of equity instruments, they have been treated as a financial liability in accordance with IAS 32. CLNBs converted to ordinary shares within Arqit Quantum Inc. on 3 September 2021.

Future Fund Loan

The Group received an unsecured convertible loan of £8,500,000 ($11,452,900) relating to the future fund on 31 October 2020. An additional £2,000,000 ($2,694,800) unsecured convertible loan was received on 5 January 2021. Interest accrues annually at a rate of 8%. The loan matures in 3 years after the date of the agreement. The loan automatically converted into a variable number of shares following the Group’s qualifying financing event. As the unsecured convertible loan notes convert into a variable number of equity instruments, they have been treated as a financial liability in accordance with IAS 32. The future fund loan converted to ordinary shares within Arqit Quantum Inc. on 3 September 2021. A total of $961,268 was owed relating to interest at year end, which is included within other creditors.